EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the SGA International Equity Fund, SGA International Equity Plus Fund, SGA International Small Cap Equity Fund and SGA Global Equity Fund, as electronically filed with the SEC pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on October 4, 2016 (SEC Accession No.
0001135428-16-001766), in interactive data format.